Balance Sheets (Unaudited) - USD ($)	Nov. 30, 2016	May 31, 2016
Current assets:
Cash and cash equivalents	$ 4,015,826	$ 6,086,080
Short-term investments	1,014,246	1,000,000
Accounts receivable, net	3,783,449	3,992,214
Inventory	10,576,467	9,604,956
Costs and estimated earnings in excess of billings	6,424,624	5,500,771
Other current assets	1,273,040	1,437,381
Total current assets	27,087,652	27,621,402
Maintenance and other inventory, net	609,545	697,043
Property and equipment, net	9,777,753	8,994,504
Other assets	178,128	175,350
Total Assets	37,653,078	37,488,299
Current liabilities:
Accounts payable	2,041,703	1,767,017
Accrued commissions	898,572	683,600
Billings in excess of costs and estimated earnings	838,417	1,463,621
Other current liabilities	1,656,329	2,733,847
Total current liabilities	5,435,021	6,648,085
Long-term liabilities	682,985	682,985
Stockholders' Equity:
Common stock and additional paid-in capital	9,003,309	8,628,280
Retained earnings	25,333,247	24,185,133
Treasury stock - at cost	(2,801,484)	(2,656,184)
Total stockholders’ equity	31,535,072	30,157,229
Total liabilities and shareholders’ equity	$ 37,653,078	$ 37,488,299